Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended		56 Months Ended	59 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (37,080,582)	$ (546,585)	$ (4,383,262)	$ (1,338,694)	$ (6,691,556)	$ (43,772,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred financing costs	318,843		119,451		119,451	438,296
Depreciation and amortization	16,607	15,596	68,064	58,669	156,328	172,935
Amortization of debt discount	896,167		1,187,569		1,187,569	2,083,735
Interest accrued on convertible notes payable	11,616	53,082				495,392
Fair value of warrant liabilities in excess of proceeds	19,019,422					19,019,422
Change in fair value of warrant liabilities	13,505,819		6,569		6,569	13,512,388
Stock-based compensation	3,872	1,187	9,015	3,856	16,949	20,821
Warrants issued in connection with exchange agreement			527,629		527,629	527,629
Increase (decrease) in cash resulting from changes in:
Accounts receivable		(199,213)
Grants receivable		59,744	59,744	(54,846)
Inventory	(45,515)	(10,634)	(223,859)	(68,022)	(291,881)	(337,396)
Prepaid expenses and other assets	(64,926)	(14,125)	(68,693)	(2,409)	(93,005)	(157,932)
Accounts payable	(216,670)	61,630	373,343	230,165	657,560	440,890
Accrued expenses	(36,654)	(872)	132,257	83,404	437,837	401,183
Deferred revenue	116,375	268,423	45,575	106,925	152,500	268,875
Accrued interest payable			232,240	160,856	483,776
Net cash used in operating activities	(3,555,626)	(311,767)	(1,914,358)	(820,096)	(3,330,274)	(6,885,900)
Cash Flows From Investing Activities
Restricted cash deposits	(38,290)					(38,290)
Purchases of fixed assets	(5,537)		(45,547)	(48,072)	(426,823)	(432,360)
Purchases of intangible assets			(65,000)	(5,000)	(95,000)	(95,000)
Net cash used in investing activities	(43,827)		(110,547)	(53,072)	(521,823)	(565,650)
Cash Flows From Financing Activities
Proceeds from issuance of convertible notes payable		160,000	2,542,500	992,500	4,630,000	4,630,000
Proceeds from issuance of common stock and warrants	13,722,600					13,722,600
Proceeds from issuance of related party notes payable			225,000	25,000	250,000	250,000
Repayment of related party notes payable		(25,000)	(250,000)		(250,000)	(250,000)
Repayment of convertible notes and interest payable	(110,247)					(110,247)
Deferred financing costs		(901)	(438,296)		(438,296)	(438,296)
Net cash provided by financing activities	13,612,353	134,099	2,079,204	1,017,500	4,191,704	17,804,057
Net Increase (Decrease) in Cash and Cash Equivalents	10,012,900	(177,668)	54,299	144,332	339,607	10,352,507
Cash and Cash Equivalents at Beginning of Period	339,607	285,308	285,308	140,976
Cash and Cash Equivalents at End of Period	10,352,507	107,640	339,607	285,308	339,607	10,352,507
Supplemental Disclosure of Cash Flow Information:
Interest	10,247					10,247
Income Taxes	800	2,400	800	1,600	2,400	3,200
Supplemental Disclosure of Noncash Investing and Financing Activities:
Issuance restricted Common stock to certain employees, advisors and consultants			61,406	219,369	13,038,894
Warrants and related beneficial conversion feature valued			823,435		823,435
Warrants issued in connection with convertible notes payable			1,260,300		1,260,300
Issuance of Common stock to note holders	1,525,387		7,676,828
Convertible Notes principal balance	1,500,000		3,030,000
Accrued interest	$ 25,387		$ 459,758